Commitments and contingencies (Details) - Commitments and Maturity of Commitments - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Delivery installments for jack-up drilling rigs	$ 319.8	$ 294.8
Less than 1 year	319.8
1-3 years	$ 0.0